Investments in Debt Securities	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments in Debt Securities	Investments in Debt Securities
We have investments in certain debt securities, which we record at fair value and present as “Available-for-sale securities” in the consolidated balance sheets.
Unrealized gains and temporary losses, net of related taxes, are included in accumulated other comprehensive income (loss) (“AOCI”). Upon realization, those amounts are reclassified from AOCI to earnings. The amortization of premiums and discounts on the investments are included in our results of operations. Realized gains and losses are calculated based on the specific identification method. We classify our investments as current or noncurrent based on the nature of the investments and their availability for use in current operations.
The cost basis and fair value of available-for-sale debt securities with unrealized gains and losses included in “Accumulated other comprehensive loss” in the consolidated balance sheets were as follows (in thousands):

	December 31, 2024			December 31, 2023
Available-for-sale securities	Cost Basis	Unrealized Gains/(Losses), net	Fair Value	Cost Basis	Unrealized Gains/(Losses), net	Fair Value
Government debt
U.S. treasury bonds	$—	—	$—	$17,230	168	$17,398
Total available-for-sale securities	$—	$—	$—	$17,230	$168	$17,398
The unrealized gains on our investments in government debt securities relate to changes in interest rates since the time of purchase. We may sell certain investments depending on liquidity needs of the business; however, it is not likely that we will be required to sell the investments before recovery of their respective amortized cost basis. In addition, there were no credit losses on these investments as of December 31, 2024. In February 2024, we sold our available-for-sale securities based on liquidity needs of the business. Losses associated with the sales were immaterial.
The cost basis and fair value of available-for-sale debt securities at December 31, 2024 and 2023, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

	December 31, 2024		December 31, 2023
	Cost Basis	Fair Value	Cost Basis	Fair Value
Due in one year or less	$—	$—	$17,230	$17,398
Total available-for-sale securities	$—	$—	$17,230	$17,398